Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Senior credit facility
Long-term debt for the Company consisted of the following:

(in millions)
	December 31,
	2012	2011
Long-term debt:
2011 Domestic long-term revolving credit facility payable to lenders, interest at Base Rate or LIBOR plus applicable margin (2.21% and 2.05% as of December 31, 2012 and 2011, respectively), commitment through and due June 28, 2016	$650.0	$585.0
$375.0 million senior notes, payable to lenders, interest at 6.875% due December 15, 2020	375.0	—
Total Long-term debt	$1,025.0	$585.0